Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO named executive officers(1)	Average compensation actually paid to non-PEO named executive officers(2)	Total shareholder return	Peer group total shareholder return (3)	Net income	Adjusted Operating Income (4)
2025	$7,648,440	$8,173,405	$1,821,990	$1,899,038	$476.22	$112.86	$68,312,522	$102,873,480
2024	$5,276,527	$9,476,108	$1,267,473	$2,077,532	$524.50	$112.51	$58,981,545	$92,301,415
2023	$4,931,107	$8,405,644	$1,141,467	$1,910,143	$369.09	$102.33	$44,923,806	$65,739,297
2022	$4,300,557	$6,615,078	$1,019,628	$1,627,618	$252.95	$83.19	$41,789,243	$48,844,231
2021	$2,619,501	$4,140,645	$712,181	$1,000,862	$150.77	$104.11	$15,885,720	$22,949,475

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our PEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	R. Jeffrey Bailly	Ronald J. Lataille, Mitchell C. Rock, Christopher P. Litterio, Jason Holt
2024	R. Jeffrey Bailly	Ronald J. Lataille, Mitchell C. Rock, Christopher P. Litterio, Jason Holt
2023	R. Jeffrey Bailly	Ronald J. Lataille, Mitchell C. Rock, Christopher P. Litterio, Steven G. Cardin
2022	R. Jeffrey Bailly	Ronald J. Lataille, Mitchell C. Rock, Christopher P. Litterio, Steven G. Cardin
2021	R. Jeffrey Bailly	Ronald J. Lataille, Mitchell C. Rock, William David Smith, Christopher P. Litterio, Daniel J. Shaw Jr.

Peer Group Issuers, Footnote	As described in the section titled “Compensation Discussion and Analysis”, our peer group in 2025 included the following companies: Avanos Medical, Inc, Integer Holdings Corporation, Orthofix Medical, Inc., 10X Genomics, Inc.., Atrivion, Inc., Azenta, Inc., Alphatec Holdings, Inc., AtriCure, Inc., Glaukos Corporation, Haemonetics Corporation, Inari Medical, Inc. (now Stryker), CONMED Corporation, iRhythm Technologies, Inc., Integra Life Sciences Holding Corp., STAAR Surgical Company, Sotera Health Company, Transmedics Group, Inc., Novanta, Inc., Osi Systems, Inc..
PEO Total Compensation Amount	$ 7,648,440	$ 5,276,527	$ 4,931,107	$ 4,300,557	$ 2,619,501
PEO Actually Paid Compensation Amount	$ 8,173,405	9,476,108	8,405,644	6,615,078	4,140,645
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year (FY)	2025		2024		2023		2022		2021
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Summary Compensation Table Total Compensation	$7,648,440	$1,821,990	$5,276,527	$1,267,473	$4,931,107	$1,141,467	$4,300,557	$1,019,628	$2,619,501	$712,181
Deduction for ASC 718 Fair Value as of the Grant Date for Stock Awards	$(5,377,499)	$(1,072,500)	$(3,025,077)	$(528,593)	$(2,761,000)	$(421,250)	$(1,980,200)	$(327,650)	$(1,145,947)	$(220,719)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End	$4,605,914	$906,326	$4,144,671	$754,313	$4,041,743	$649,709	$2,902,215	$518,804	$1,466,617	$312,657
Increase based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FY End	$1,296,550	$243,222	$3,079,987	$584,339	$2,193,794	$540,217	$1,392,506	$416,836	$1,200,474	$196,743
Compensation Actually Paid	$8,173,405	$1,899,038	$9,476,108	$2,077,532	$8,405,644	$1,910,143	$6,615,078	$1,627,618	$4,140,645	$1,000,862
The fair values of stock awards, including restricted stock units ("RSUs"), included in the Summary Compensation Table Total Compensation are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2025. Any changes to the RSU and stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates. For all years presented, the meaningful increases in the year-end RSU fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Non-PEO NEO Average Total Compensation Amount	$ 1,821,990	1,267,473	1,141,467	1,019,628	712,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,899,038	2,077,532	1,910,143	1,627,618	1,000,862
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in these columns represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year (FY)	2025		2024		2023		2022		2021
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Summary Compensation Table Total Compensation	$7,648,440	$1,821,990	$5,276,527	$1,267,473	$4,931,107	$1,141,467	$4,300,557	$1,019,628	$2,619,501	$712,181
Deduction for ASC 718 Fair Value as of the Grant Date for Stock Awards	$(5,377,499)	$(1,072,500)	$(3,025,077)	$(528,593)	$(2,761,000)	$(421,250)	$(1,980,200)	$(327,650)	$(1,145,947)	$(220,719)
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End	$4,605,914	$906,326	$4,144,671	$754,313	$4,041,743	$649,709	$2,902,215	$518,804	$1,466,617	$312,657
Increase based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FY End	$1,296,550	$243,222	$3,079,987	$584,339	$2,193,794	$540,217	$1,392,506	$416,836	$1,200,474	$196,743
Compensation Actually Paid	$8,173,405	$1,899,038	$9,476,108	$2,077,532	$8,405,644	$1,910,143	$6,615,078	$1,627,618	$4,140,645	$1,000,862
The fair values of stock awards, including restricted stock units ("RSUs"), included in the Summary Compensation Table Total Compensation are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2025. Any changes to the RSU and stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on our updated stock price at the respective measurement dates. For all years presented, the meaningful increases in the year-end RSU fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following chart compares our cumulative TSR to that of our peer group over the same time period. The chart represents the cumulative TSR of the Company of an initial investment of $100 for the measurement period beginning December 31, 2021, and ending December 31, 2022, 2023, 2024 and 2025.

Tabular List, Table

Performance measure	Performance measure description
Adjusted operating income	Operating income as adjusted is GAAP operating income as adjusted to disregard non‑recurring income or expenses, including intangible amortization, acquisition related costs, changes in fair value of contingent consideration and gains or losses from the sale of equipment.
Net sales	Net sales as per the Company’s consolidated income statements for the respective years.
Return on invested capital	Operating income net of taxes, divided by average invested capital (equity plus debt less cash).

Total Shareholder Return Amount	$ 476.22	524.50	369.09	252.95	150.77
Peer Group Total Shareholder Return Amount	112.86	112.51	102.33	83.19	104.11
Net Income (Loss)	$ 68,312,522	$ 58,981,545	$ 44,923,806	$ 41,789,243	$ 15,885,720
Company Selected Measure Amount	102,873,480	92,301,415	65,739,297	48,844,231	22,949,475
PEO Name	R. Jeffrey Bailly	R. Jeffrey Bailly	R. Jeffrey Bailly	R. Jeffrey Bailly	R. Jeffrey Bailly
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating income
Non-GAAP Measure Description	Adjusted Operating Income is GAAP operating income as adjusted to disregard non‑recurring income or expenses, including intangible amortization, acquisition related costs, changes in fair value of contingent consideration and gains or losses from the sale of equipment.
Measure:: 2
Pay vs Performance Disclosure
Name	Net sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on invested capital
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,377,499)	$ (3,025,077)	$ (2,761,000)	$ (1,980,200)	$ (1,145,947)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,605,914	4,144,671	4,041,743	2,902,215	1,466,617
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,296,550	3,079,987	2,193,794	1,392,506	1,200,474
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,072,500)	(528,593)	(421,250)	(327,650)	(220,719)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	906,326	754,313	649,709	518,804	312,657
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 243,222	$ 584,339	$ 540,217	$ 416,836	$ 196,743